Business Combination (Details) - Schedule of tiberius net assets (Parentheticals)	6 Months Ended
Jun. 30, 2021 $ / shares shares
Schedule of tiberius net assets [Abstract]
Public Warrants | shares	12,750,000
Fair value of per warrant | $ / shares	$ 0.53